Condensed group statement of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Non-controlling interests, hybrid bonds	Non-controlling interests, other interest
Equity at beginning of period at Dec. 31, 2019	$ 100,708	$ 98,412	$ 0	$ 2,296
Comprehensive income	(25,083)	(24,359)		(724)
Dividends recognised as distributions to owners	(4,347)	(4,242)		(105)
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	6	6
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount	(776)	(776)
Increase (decrease) through share-based payment transactions, equity	342	342
Increase (decrease) through other changes, equity	11,861	(48)	11,909
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	100	(471)		571
Equity at end of period at Jun. 30, 2020	82,811	68,864	11,909	2,038
Equity at beginning of period at Dec. 31, 2020	85,568	71,250	12,076	2,242
Comprehensive income	10,100	9,643	249	208
Dividends recognised as distributions to owners	(2,292)	(2,134)		(158)
Cash flow hedges transferred to the balance sheet, net of tax	(6)	(6)
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount	(500)
Increase (decrease) through share-based payment transactions, equity	188	188
Increase (Decrease) Through Change In Share Of Equity Of Joint Ventures And Associates Accounted For Using Equity Method, Net Of Tax	(3)	(3)
Payments on increase (decrease) though other changes, equity	(383)	(7)	(376)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	560	366		194
Equity at end of period at Jun. 30, 2021	$ 93,232	$ 78,797	$ 11,949	$ 2,486